Capital Stock, Treasury Stock and Additional Paid-in Capital - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	May 23, 2019
Stockholders' Equity Note [Abstract]
Treasury stock acquired, average cost per share	$ 3.40
Treasury stock, shares, acquired	540,910
Stock repurchase program, authorized amount, additional		$ 10,000,000